Revenue and Other Operating Income - Summary of Revenues and Other Operating Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	$ 44,194	$ 52,312		$ 62,086
Revenues	9,591,590	7,051,459	[1]	7,129,333	[1]
Revenue from construction contracts	753,389	399,408		352,350
Other income	195,348	235,266		615,703
Total other operating income	948,737	634,674	[1]	968,053	[1]
Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	10,653	20,002		36,457
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	8,661,401	6,394,519		6,452,295
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,895,791	1,686,495		1,836,868
Generation [Member] | Regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	509,051	472,319		216,475
Generation [Member] | Unregulated Customers
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,017,225	706,786		1,014,996
Generation [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	348,105	472,921		517,779
Generation [Member] | Other Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	21,410	34,469		87,618
Distribution [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	6,765,610	4,708,024		4,615,427
Distribution [Member] | Other Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,342,576	713,440		785,337
Distribution [Member] | Residential [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	3,047,360	2,134,654		2,268,547
Distribution [Member] | Business [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,669,289	1,313,902		1,103,748
Distribution [Member] | Industrial [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	706,385	546,028		457,795
Natural Gas Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	33,541	32,310		25,629
Revenue from Other Services [member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	885,995	604,628		614,952
Revenue from Other Services [member] | Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	625,993	433,236		379,657
Revenue from Other Services [member] | Metering Equipment Leases [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	128	110		108
Revenue from Other Services [member] | Public Lighting [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	4,427	7,521		35,379
Revenue from Other Services [member] | Verifications and Connections [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	18,270	11,108		6,997
Revenue from Other Services [member] | Engineering and Consulting Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	170	4,817		2,145
Revenue from Other Services [member] | Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 237,007	$ 147,836		$ 190,666

[1]	As Restated